Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Investment in Affiliates	Investment in affiliates at March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Shares	¥499,922	¥485,386
Loans and others	30,745	38,848

	¥530,667	¥524,234

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2015, 2016 and 2017 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2015	2016	2017
Operations:
Total revenues	¥1,094,317	¥1,333,838	¥1,394,872
Income before income taxes	130,799	177,535	154,162
Net income	109,865	141,964	109,183

Financial position:
Total assets	¥6,897,921	¥8,350,901	¥8,452,544
Total liabilities	5,131,402	6,206,321	6,075,513
Total equity	1,766,519	2,144,580	2,377,031